                                 [ARTWORK "B"]

                                                   CONTINENTAL ASSURANCE COMPANY



                                                   SEPARATE ACCOUNT(B)



Participants Inquires To:                          REPORT TO PARTICIPANTS
Continental Assurance Company
Separate Account(B)
Attn: Individual Pension Accounts-35S
P.O. Box 803572                                    DECEMBER 31, 1999
Chicago, Illinois 60680-3572
800-351-3001


[CNA LOGO]
FOR ALL THE COMMITMENTS YOU MAKE





[UNION LABEL]

L554-921 (12/99)         (2/00)

--------------------------------------------------------------------------------

Dear Participant:
--------------------------------------------------------------------------------

   Continental Assurance Company Separate Account (B) ended 1999 with an Accumulated Unit Value increases of 33.55% for the year, while the dividend-adjusted Standard & Poor's Composite Index of 500 stocks (S&P 500) had a total return of 21.04%. The average stock mutual-fund, as reported in the Wall Street Journal, returned 27.11% for this time period.

   The market advance was the fifth consecutive year of returns exceeding 20%. This is the longest streak of 20% plus returns in U.S. equity markets. It is also the longest run of consecutive years with positive returns -- the nine years from 1991 through 1999. The previous record was eight straight from 1982 through 1989 and from 1922 through 1929. 1999 was an interesting year in that there was a divergence between the direction of bond prices and stock prices, and also that approximately 28% of the year's total return for the S&P 500 came in one month, December. During the year the Federal Reserve raised the fed funds rate target three times from 4.75% to 5.50% with the last rate hike coming in November. Because of Y2K concerns, the Chairman of the Federal Reserve, Alan Greenspan, gave indications in November that no further action would be taken until the next meeting of the Federal Reserve in February of 2000. The stock market took that as a "go" sign and proceeded to have an exceptionally strong December.

   The U.S. financial market environment has deteriorated somewhat since our mid-year 1999 report. Although inflation remains subdued and the economy has continued to grow at a strong pace, the bond market traded lower throughout 1999 and the Federal Reserve raised interest rates three times. Stock prices generally reflect three major influences: earnings, interest rates and risk perception. Corporate earnings continue to be relatively strong, with the S&P 500 earnings having gained approximately 13% in 1999. Expectations are for earnings to gain 8-12% in 2000. Interest rates are currently the major negative for the market, although the stock and bond markets seemed to be disconnected throughout 1999. Risk perception is reflected in the market multiple that is attached to earnings to create market value. The market multiple has climbed over the past several years, reflecting reduced risk perception based on non-inflationary growth of the economy, apparent productivity gains created by rapidly advancing technology, and reduced cyclicality of the U.S. economy. The reduced cyclicality is at least partly attributable to better inventory and receivables management. The market volatility so far this year is a reflection of the conflict between rising interest rates and the high levels of capitalization rates, or market multiples. Higher rates affect stocks negatively in several ways. Most importantly, as the risk free return increases, capitalization rates for long duration assets, such as common stock, tend to decline. Secondly, bonds can become an attractive asset alternative to common stocks. So far this has not been much of a factor because of the double-digit returns that stocks have had over the past five years. Higher interest rates can also have an economic effect of narrowing profit margins in a period of low inflation, thus reducing earnings gains. Thus far, productivity gains apparently have been able to blunt this effect.

   Your Separate Account (B) portfolio is structured for growth, with a core holding of high quality, large capitalization growth companies. The median market capitalization for the portfolio was $41.5 billion as of December 31, 1999, with five holdings exceeding $200 billion and only one holding, Bank United, under $1 billion. The portfolio has strong representation in the technology area, which helped Separate Account (B)'s performance for 1999. At year-end approximately 36% of the portfolio was classified as Technology versus approximately 30% in the S&P 500 index. Only 2.3% of the portfolio, American Online and PSI Net, could be considered Internet related companies, although some of the major holdings such as Cisco, Sun Microsystems, and IBM provide infrastructure for the Internet. The portfolio continues to have exposure to the health care industry with equity holdings in Pfizer, Schering-Plough, Eli Lilly, Medtronics and Cardinal Health. Although these are quality companies, this area underperformed the market during 1999. The portfolio was relatively underweighted in
--------------------------------------------------------------------------------

Financials and did not have exposure to the traditional income stocks, such as electric utilities and Real Estate Investment Trusts.

   Separate Account (B) employs a program of writing options on stocks held in the portfolio. This program has enhanced portfolio cash flow and generated net premium of approximately $2.1 million during 1999.

   2000 could present some challenges to the stock market. It is anticipated that the Federal Reserve could raise interest rates at least twice and maybe three times during the first half of the year to temper economic growth. Rising interest rates traditionally put pressure on high growth, high multiple companies that have earnings discounted well into the future. We anticipate a particularly volatile first half of 2000, with short-term concerns sometimes overwhelming continuing long-term positives. On balance, we continue to believe that long-term growth fundamentals and favorable demographics will prevent an extended bear market from occurring.

   Your investment managers will continue to closely monitor market conditions and make portfolio changes that we believe will enhance relative returns. Thank you for your continued support and participation.

Cordially,

Marilou R. McGirr
Marilou R. McGirr
Chairman of the Committee

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                                        2

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                 YEAR ENDED DECEMBER 31
                                                        ------------------------------------------------------------------------
(PER ACCUMULATION UNIT OUTSTANDING DURING THE PERIOD)     1999              1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------------------------
Value at the beginning of the period                       $21.55            $17.69         $14.14         $11.74          $8.85
                                                            -----             -----          -----          -----          -----
Investment income                                             .17               .20            .23            .19            .19
Fees                                                          .20               .16            .13            .10            .09
                                                            -----             -----          -----          -----          -----
    NET INVESTMENT INCOME/(LOSS)                             (.03)              .04            .10            .09            .10
                                                            -----             -----          -----          -----          -----
Net gain on investments                                      7.26              3.82           3.45           2.31           2.79
                                                            -----             -----          -----          -----          -----
    NET INCREASE IN PARTICIPANTS' EQUITY RESULTING
      FROM OPERATIONS                                        7.23              3.86           3.55           2.40           2.89
                                                            -----             -----          -----          -----          -----
VALUE AT END OF PERIOD                                     $28.78            $21.55         $17.69         $14.14         $11.74
                                                            -----             -----          -----          -----          -----
                                                            -----             -----          -----          -----          -----
Ratio of investment income -- net to average
  participants' equity                                      (0.13)%            0.20%          0.60%          0.70%          1.00%
Ratio of fees to average participants equity                  .83%              .83%           .83%           .83%           .83%
Portfolio turnover rate                                        34%               41%            45%            53%            46%
Number of accumulation units outstanding at end of
  period                                                7,908,845         8,320,912      8,612,630      8,502,140      8,763,186

--------------------------------------------------------------------------------
                See Accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
                       COMMITTEE FOR SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
                                    MEMBERS
--------------------------------------------------------------------------------

Marilou R. McGirr, Chairman
Vice President
Continental Assurance Company

Richard W. Dubberke
Vice President and
Portfolio Manager
Continental Assurance Company
Richard T. Fox
Financial Consultant

William W. Tongue
Professor of Economics
and Finance, Emeritus
University of Illinois at Chicago
Peter J. Wrenn
President
Hudson Technology, Inc.

--------------------------------------------------------------------------------

SECRETARY

Lynne Gugenheim
Vice President and
Associate General Counsel
AUDITORS

Deloitte & Touche LLP
Chicago, Illinois
CUSTODIAN

Chase Manhattan Trust Company
of Illinois
Chicago, Illinois

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     This report has been prepared for the information of participants in Continental Assurance Company Separate Account (B) and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding Separate Account (B)'s objectives, policies, management, records, sales commissions and other information.

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                                        3

--------------------------------------------------------------------------------
RECORD OF ACCUMULATION UNIT VALUES              RECORD OF ANNUITY UNIT VALUES
--------------------------------------------------------------------------------

                    UNIT
       VALUATION   MARKET
         DATE      VALUE
-------------------------
1999  December 31  $28.78
1998  December 31   21.55
1997  December 31   17.69
1996  December 31   14.14
1995  December 31   11.74
1994  December 31    8.85
1993  December 31    8.91
1992  December 31    7.70
1991  December 31    7.29
1990  December 31    5.45

  The Annuity Unit Values shown at
the right are based on the monthly
increases or decreases in the
accumulation unit values in excess of
an assumed annualized rate of 3 1/2%
and rounded to the nearest cent.

                  UNIT
      VALUATION  MARKET
        DATE     VALUE
-----------------------
2000  January 1  $8.71
1999  January 1   6.69
1998  January 1   6.05
1997  January 1   4.88
1996  January 1   4.36
1995  January 1   3.35
1994  January 1   3.39
1993  January 1   3.14
1992  January 1   2.71
1991  January 1   2.36

--------------------------------------------------------------------------------
         ILLUSTRATION OF AN ASSUMED INVESTMENT IN ONE ACCUMULATION UNIT
--------------------------------------------------------------------------------

   Separate Account (B) does not make distributions of investment income and realized capital gains; therefore, the unit values include investment income and capital gains. This chart displays the unit value at December 31 for the past ten years. This period was one of mixed stock prices. These values should not be considered representations of values which may be achieved in the future.

Unit Value Bar Graph

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            SCHEDULE OF INVESTMENTS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DECEMBER 31, 1999

                                                              NUMBER OF                       MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)    SHARES        COST             VALUE
-------------------------------------------------------------------------------------------------------
PREFERRED STOCKS:
   PAPER & FOREST PRODUCTS-(0.6%)
   Georgia-Pacific Corporation                                  25,000    $1,109,376       $  1,278,125
                                                                                            -----------
    Total preferred stocks-(0.6%)                                                             1,278,125
                                                                                            -----------
COMMON STOCKS:
   BANKS-(4.2%)
   Bank United Corp                                             70,000     2,251,875          1,907,500
   Citigroup Inc.                                               73,125     1,137,760          4,063,008
   Wells Fargo & Company                                        90,000     1,988,150          3,639,375
                                                                                            -----------
                                                                                              9,609,883
                                                                                            -----------
   BEVERAGES-(2.4%)
   Anheuser-Busch Companies, Inc.                               30,000     2,313,875          2,126,250
   PepsiCo, Inc.                                                92,000     2,925,018          3,243,000
                                                                                            -----------
                                                                                              5,369,250
                                                                                            -----------
   BIOTECHNOLOGY-(1.6%)
   Amgen Inc.*                                                  60,000     2,876,562          3,603,750
                                                                                            -----------
   BROADCASTING-RADIO-(1.1%)
   Infinity Broadcasting Corporation*                           70,000     2,230,762          2,533,125
                                                                                            -----------
   CABLE SERVICES-(9.3%)
   AT&T Corp.-Liberty Media-A*                                 266,624     1,257,516         15,130,912
   Comcast Corporation                                         120,000     2,964,297          6,067,500
                                                                                            -----------
                                                                                             21,198,412
                                                                                            -----------
   COMMUNICATION EQUIPMENT-(2.9%)
   L-3 Communications Holdings, Inc.*                           43,700     1,871,582          1,819,012
   Tellabs, Inc.*                                               76,000     2,901,125          4,878,250
                                                                                            -----------
                                                                                              6,697,262
                                                                                            -----------
   COMPUTER HARDWARE-(2%)
   Sun Microsystems, Inc.*                                      60,000     1,555,938          4,646,250
                                                                                            -----------

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      SCHEDULE OF INVESTMENTS (CONTINUED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DECEMBER 31, 1999

                                                              NUMBER OF                       MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)    SHARES        COST             VALUE
-------------------------------------------------------------------------------------------------------
   COMPUTER SOFTWARE-(3.2%)
   First Data Corp.                                             75,000    $1,756,600       $  3,698,437
   Microsoft Corporation*                                       31,000     2,360,266          3,619,250
                                                                                            -----------
                                                                                              7,317,687
                                                                                            -----------
   COMPUTER SYSTEMS-(9.4%)
   Cisco Systems, Inc.*                                        115,000     2,238,090         12,319,375
   EMC Corporation *                                            60,000     1,564,100          6,555,000
   International Business Machines Corporation                  25,000     2,104,187          2,700,000
                                                                                            -----------
                                                                                             21,574,375
                                                                                            -----------
   COSMETICS AND TOILETRIES-(1.5%)
   The Gillette Company                                         84,000     1,546,470          3,459,750
                                                                                            -----------
   DRUG DISTRIBUTION-(1.5%)
   Cardinal Health, Inc.                                        69,625     3,211,142          3,333,297
                                                                                            -----------
   DRUGS-(4.8%)
   Eli Lilly and Company                                        30,000     2,153,462          1,995,000
   Pfizer Inc.                                                 133,000       147,049          4,314,188
   Schering-Plough Corporation                                 110,000       951,712          4,640,625
                                                                                            -----------
                                                                                             10,949,813
                                                                                            -----------
   ELECTRONIC CONNECTORS-(1.5%)
   Molex Incorporated/Class A                                   77,595       926,660          3,511,174
                                                                                            -----------
   ELECTRONICS EQUIPMENT-(5.7%)
   Applied Materials, Inc.*                                     58,000     3,383,250          7,347,875
   Motorola, Inc.                                               39,000     2,698,402          5,742,750
                                                                                            -----------
                                                                                             13,090,625
                                                                                            -----------
   ELECTRONIC - SEMI-(3.9%)
   Intel Corp.                                                  49,600     3,059,762          4,082,700
   Texas Instruments Incorporated                               50,000     2,213,150          4,843,750
                                                                                            -----------
                                                                                              8,926,450
                                                                                            -----------

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      SCHEDULE OF INVESTMENTS (CONTINUED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DECEMBER 31, 1999

                                                              NUMBER OF                       MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)    SHARES        COST             VALUE
-------------------------------------------------------------------------------------------------------
   ELECTRICAL EQUIPMENT - MAJOR-(2.7%)
   General Electric Company                                     40,000    $2,014,213       $  6,190,000
                                                                                            -----------
   ENTERTAINMENT-(0.9%)
   Carnival Corporation                                         45,000     2,169,913          2,151,563
                                                                                            -----------
   FINANCIAL MULTISERVICE-(1.8%)
   American Express Company                                     25,000     2,471,481          4,156,250
                                                                                            -----------
   HOUSEHOLD PRODUCTS-(2.1%)
   Procter & Gamble Co.                                         43,800     1,504,771          4,798,837
                                                                                            -----------
   INTERNET-(2.3%)
   America Online, Inc.                                         40,000     2,651,513          3,017,500
   PSINet Inc.*                                                 35,000     2,142,563          2,161,250
                                                                                            -----------
                                                                                              5,178,750
                                                                                            -----------
   LIFE SCIENCES-(1.3%)
   Monsanto Company                                             80,000     2,821,024          2,850,000
                                                                                            -----------
   MACHINERY-INDUSTRIAL-(4.6%)
   Illinois Tool Works, Inc.                                    51,800       217,625          3,499,737
   Tyco International Ltd.                                     102,000     2,705,075          3,965,250
   United Technologies Corporation                              46,400     1,258,970          3,016,000
                                                                                            -----------
                                                                                             10,480,987
                                                                                            -----------
   MEDICAL INSTRUMENTS-(1.9%)
   Medtronic, Inc.                                             120,000     2,025,850          4,372,500
                                                                                            -----------
   MERCHANDISING-FOODS-(2.2%)
   The Kroger Co.*                                             120,000     3,024,930          2,265,000
   Safeway Inc.*                                                80,000     2,223,050          2,845,000
                                                                                            -----------
                                                                                              5,110,000
                                                                                            -----------
   MERCHANDISING-HARDLINES-(1.4%)
   Tandy Corporation                                            65,000     1,948,563          3,197,188
                                                                                            -----------

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      SCHEDULE OF INVESTMENTS (CONTINUED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DECEMBER 31, 1999

                                                              NUMBER OF                       MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)    SHARES        COST             VALUE
-------------------------------------------------------------------------------------------------------
   MERCHANDISING-MASS-(1.2%)
   Wal-Mart Stores, Inc.                                        40,000    $1,991,325       $  2,765,000
                                                                                            -----------
   METALS-ALUMINUN-(1.5%)
   Alcoa Inc.                                                   40,000     2,524,794          3,320,000
                                                                                            -----------
   NATURAL GAS DIVERSIFIED-(3.5%)
   Enron Corp.                                                 140,000     1,797,453          6,212,500
   The Williams Companies, Inc.                                 60,000     2,251,700          1,833,750
                                                                                            -----------
                                                                                              8,046,250
                                                                                            -----------
   OFFICE EQUIPMENT & SUPPLIES-(0.7%)
   Pitney Bowes Inc.                                            35,000     2,326,225          1,690,938
                                                                                            -----------
   OIL SERVICES-(1.8%)
   Schlumberger Limited                                         64,600     2,173,701          3,633,750
   Transocean Sedco Forex Inc.                                  12,506       231,634            421,315
                                                                                            -----------
                                                                                              4,055,065
                                                                                            -----------
   PUBLISHING-NEWS-(1.7%)
   Tribune Company                                              70,000     2,018,025          3,854,375
                                                                                            -----------
   TELECOMMUNICATIONS-(3.2%)
   Equant NV *                                                  30,000     2,182,988          3,360,000
   Loral Space & Communications*                               161,500     2,602,899          3,926,468
                                                                                            -----------
                                                                                              7,286,468
                                                                                            -----------
   UTILITIES-COMMUNICATIONS-(6.2%)
      Intermedia Communications Inc.*                          100,000     2,482,812          3,881,250
      MCI Worldcom, Inc.*                                       90,000     2,321,875          4,775,625
      Sprint Corporation                                        80,000     2,738,033          5,385,000
                                                                                            -----------
                                                                                             14,041,875
                                                                                            -----------
         TOTAL COMMON STOCKS-(96.0%)                                                       $219,367,149
                                                                                            -----------
         TOTAL COMMON & PREFERRED STOCKS-(96.6%)                                           $220,645,274
                                                                                            -----------
SHORT-TERM NOTES:
   FINANCIAL SERVICES-BANK-(3.4%)
   Bank One NA Illinois Time Deposit, 5.0% due 1/05/00                     7,851,000          7,853,181
                                                                                            -----------
         TOTAL SHORT-TERM NOTES-(3.4%)                                                        7,853,181
                                                                                           ------------
         TOTAL INVESTMENTS-(100.0%)                                                        $228,498,455
                                                                                            -----------
                                                                                            -----------
=======================================================================================================

*Non-income producing security in 1999.

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      SCHEDULE OF INVESTMENTS (CONTINUED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DECEMBER 31, 1999

                                                               NUMBER OF            MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)    CONTRACTS            VALUE
---------------------------------------------------------------------------------------------
OPTIONS:
   America Online Inc.                                               100         $     17,624
   American Express Company                                           50              (11,500)
   Amgen Inc.                                                        200             (148,502)
   EMC Corporation                                                    50                   62
   Motorola, Inc.                                                     50               (3,688)
   PSINet Inc.                                                        50                2,250
   Schering-Plough Corporation                                       100                6,374
   Schlumberger Limited                                              100                4,499
   Transocean Sedco Forex Inc.                                       100                    0
   Sun Microsystems, Inc.                                             50                 (563)
   Tandy Corporation                                                 100                2,874
   Tellabs, Inc.                                                      50                6,312
   Texas Instruments Incorporated                                    100                8,375
   Tyco International Ltd.                                           200             (101,001)
                                                                                 ------------
         TOTAL OPTIONS                                                               (216,884)
                                                                                 ------------

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TEN LARGEST COMMON STOCK HOLDINGS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                MARKET          % OF NET
                     DECEMBER 31, 1999                           VALUE           ASSETS
----------------------------------------------------------------------------------------
AT&T Corp-Liberty Media-A                                     $15,130,912          6.7%
Cisco Systems, Inc.                                            12,319,375          5.4
Applied Materials, Inc.                                         7,347,875          3.2
EMC Corp.                                                       6,555,000          2.9
Enron Corporation                                               6,212,500          2.7
General Electric Company                                        6,190,000          2.7
Comcast Corporation                                             6,067,500          2.7
Motorola, Inc.                                                  5,742,750          2.5
Sprint Corporation                                              5,385,000          2.4
Tellabs, Inc.                                                   4,878,250          2.1
----------------------------------------------------------------------------------------
    TEN LARGEST COMMON STOCK HOLDINGS                         $75,829,162         33.3%
========================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        ALLOCATION OF EQUITY INVESTMENTS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DECEMBER 31, 1999                                                             1999
--------------------------------------------------------------------------------------
Technology                                                                    36.2%
Consumer Staples                                                              18.4
Consumer Services                                                             15.0
Utilities                                                                      6.4
Financial Services                                                             6.2
Capital Goods                                                                  7.6
Energy                                                                         5.5
Consumer Cyclicals                                                             2.7
Basic Industries                                                               2.0
--------------------------------------------------------------------------------------
    ALLOCATION OF EQUITY INVESTMENTS                                           100%
======================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DECEMBER 31                                                       1999
--------------------------------------------------------------------------
ASSETS:
   Investment in securities of unaffiliated issuers: - Note
     1
      Common stocks, at market ( Cost $113,411,767 )          $219,367,149
      Preferred stocks, at market ( Cost $1,109,376 )            1,278,125
   Short-term notes, at amortized cost (approximates market)     7,853,181
                                                              ------------
          TOTAL INVESTMENTS                                    228,498,455
   Cash                                                             54,295
   Dividends receivable - Note 1                                    68,767
                                                              ------------
          TOTAL ASSETS                                         228,621,517
                                                              ------------
LIABILITIES:
   Fees Payable to Continental Assurance Company - Note 4           71,006
   Liability for open call options written - Note 5                216,884
   Deferred income on call options written                         261,866
   Payable for securities purchased                                320,000
   Payable to Continental Assurance Company for fund
     withdrawals                                                    97,420
                                                              ------------
          TOTAL LIABILITIES                                        967,176
--------------------------------------------------------------------------
PARTICIPANTS' EQUITY--NET ASSETS(7,908,845 units issued and
  outstanding at $28.78 per unit) - Note 2                    $227,654,341
==========================================================================

--------------------------------------------------------------------------------

                            STATEMENT OF OPERATIONS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31                                           1999
-------------------------------------------------------------------------
Investment income:
   Dividends                                                  $ 1,137,744
   Interest and other                                             239,510
                                                              -----------
         Total investment income                                1,377,254
                                                              -----------
Fees to Continental Assurance Company: - Note 4
   Investment advisory fees                                       988,661
   Service fees                                                   652,517
                                                              -----------
         Total fees                                             1,641,178
                                                              -----------
         NET INVESTMENT INCOME/(LOSS)                            (263,924)
                                                              -----------
Investments: - Note 3
   Net realized gain
         Stock                                                 22,415,616
         Calls written                                          1,957,316
   Change in unrealized gain                                   34,080,402
                                                              -----------
         NET GAIN ON INVESTMENTS                               58,453,334
-------------------------------------------------------------------------
NET INCREASE IN PARTICIPANTS' EQUITY RESULTING FROM
  OPERATIONS                                                  $58,189,410
=========================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  STATEMENT OF CHANGES IN PARTICIPANTS' EQUITY
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   YEAR ENDED DECEMBER 31                         1999              1998
---------------------------------------------------------------------------------------------
From operations:
   Net investment income/(loss)                               $   (263,924)     $     309,022
   Net realized gain on investments                             24,372,932         13,986,986
   Change in unrealized gain on investments                     34,080,402         18,682,566
                                                              ------------      -------------
         Net increase in participants' equity resulting from
          operations                                            58,189,410         32,978,574
From unit transactions:
   Sales                                                         2,513,319          3,226,883
   Withdrawals                                                 (12,394,214)        (9,238,525)
                                                              ------------      -------------
         Net decrease in participants' equity resulting from
          unit transactions                                     (9,880,895)        (6,011,642)
                                                              ------------      -------------
         TOTAL INCREASE IN PARTICIPANTS' EQUITY                 48,308,515         26,966,932
Participants' equity, January 1                                179,345,826        152,378,894
---------------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY, DECEMBER 31                             $227,654,341      $ 179,345,826
---------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                    NOTE 1. SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ORGANIZATION
   Continental Assurance Company Separate Account (B) is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Separate Account (B) is part of the Continental Assurance Company (CAC), an Illinois life insurance company which is a wholly-owned subsidiary of Continental Casualty Company (Casualty). Casualty is wholly-owned by CNA Financial Corporation (CNA). Loews Corporation owns approximately 86% of the outstanding common stock of CNA.
   The operations of CAC include the sale of certain variable annuity contracts, the proceeds of which are invested in Separate Account (B). CAC also provides investment advisory and administrative services to Separate Account (B) for a fee.
   The assets and liabilities of Separate Account (B) are segregated from those of CAC.

INVESTMENTS
   Investments in securities traded on national securities exchanges are valued at the last reported sales price. Securities not traded on a national exchange are valued at the bid price of over-the-counter market quotations. Short-term notes are valued at cost plus accrued discount or interest (amortized cost) which approximates market.
   Net realized gains and losses on sales of securities are determined as the difference between proceeds and cost, using the specific identification method. There are no differences in cost for financial statement and Federal income tax purposes.
   Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.
   Separate Account (B) may loan securities, up to a maximum of 25% of its net assets, to brokers under loan agreements which are fully secured by cash or government securities. Loaned securities are not reported herein as purchases or sales since Separate Account (B) remains the owner of the loaned securities. As of December 31, 1999 no investment securities owned by Separate Account (B) were loaned to brokers under loan agreements.

FEDERAL INCOME TAXES
   Under existing Federal income tax law, no taxes are payable by Separate Account (B) on the net investment income and net gain on investments, which are reinvested in Separate Account (B) and taken into account in determining unit values.

OTHER
   The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   NOTE 2. PARTICIPANTS' EQUITY - NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Participants' equity--net assets consisted of the following:
---------------------------------------------------------------------------------------------

                        DECEMBER 31                               1999           1998
---------------------------------------------------------------------------------------------
From operations:
    Accumulated investment income--net                        $ 52,230,262   $ 52,494,186
    Accumulated net realized gain on investment transactions   134,434,867    110,061,935
    Accumulated unrealized gain                                108,747,051     74,723,866
    Accumulated unrealized loss                                 (2,839,804)    (2,897,021)
                                                              ------------   ------------ ---
      Accumulated income                                       292,572,376    234,382,966
From unit transactions:
    Accumulated proceeds from sale of units, net of
     withdrawals                                               (64,918,035)   (55,037,140)
---------------------------------------------------------------------------------------------
TOTAL PARTICIPANTS' EQUITY--NET ASSETS                        $227,654,341   $179,345,826
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              NOTE 3. INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              NET REALIZED GAIN ON INVESTMENTS
                   YEAR ENDED DECEMBER 31                         1999
------------------------------------------------------------------------------
Aggregate proceeds                                            $981,783,250
Aggregate cost                                                 957,410,318
------------------------------------------------------------------------------
    Net realized gain                                         $ 24,372,932
------------------------------------------------------------------------------
------------------------------------------------------------------------------

          CHANGE IN UNREALIZED GAIN ON INVESTMENTS
                   YEAR ENDED DECEMBER 31                         1999
------------------------------------------------------------------------------
Unrealized gain on investments:
    Balance December 31                                       $105,907,247
    Less Balance, January 1                                     71,826,845
------------------------------------------------------------------------------
    Change in net unrealized gain                             $ 34,080,402
------------------------------------------------------------------------------
------------------------------------------------------------------------------

           AGGREGATE COST OF SECURITIES PURCHASED
                   YEAR ENDED DECEMBER 31                         1999
------------------------------------------------------------------------------
Common stocks                                                 $ 64,693,999
Preferred stocks                                                 1,109,376
Short-term notes                                               906,391,650
------------------------------------------------------------------------------
    Total purchases                                           $972,195,025
------------------------------------------------------------------------------
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            NOTE 4. MANAGEMENT FEES:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Separate Account (B) pays fees to CAC for investment advisory and management services which are set by contract at one-half of one percent per annum of the average daily net assets of Separate Account (B).

     The Investment Advisory Agreement additionally provides for the reimbursement to CAC for certain legal, accounting and other expenses. Such reimbursement of service fees is computed at the rate of 0.33 of one percent per annum of the average daily net assets of Separate Account (B).

     Participants pay fees directly to CAC for sales and administrative services. Sales fees represent costs paid by participants upon purchase of additional accumulation units; administrative fees are deducted annually from certain participants' accounts.

--------------------------------------------------------------------------------
FEES AND EXPENSES PAID TO CAC

YEAR ENDED DECEMBER 31                                             1999
--------------------------------------------------------------------------
Investment advisory fees                                        $  988,661
Service fees                                                       652,517
                                                                ----------
    Total fees charged to participants equity                    1,641,178
Sales and administrative fees paid by participants                   7,961
--------------------------------------------------------------------------
    Total                                                       $1,649,139
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Separate Account (B) invests from time to time in certain derivative financial instruments, namely call options, to increase investment returns.

     Derivatives are carried at fair value which generally reflects the estimated amounts that Separate Account (B) would receive or pay upon termination of the contracts at the reporting date. Dealer quotes are available for all of Separate Account (B)'s derivatives.

     The fair values associated with these instruments are generally affected by changes in the underlying stock price. The credit risk associated with these instruments is minimal as all transactions are cleared through security exchanges.

     A summary of the aggregated notional amounts and estimated market values of call options at December 31, 1999, as well as the monthly average market values and the average market values and the recognized gain, are presented below.

                                  CALL OPTIONS
--------------------------------------------------------------------------------

                   YEAR ENDED DECEMBER 31                          1999
---------------------------------------------------------------------------
NOTIONAL VALUE                                                  $ 8,900,000
MARKET VALUE                                                       (216,884)
MONTHLY AVERAGE                                                     (28,106)
---------------------------------------------------------------------------
YEAR ENDED DECEMBER 31                                                 1999
---------------------------------------------------------------------------
NET REALIZED GAIN                                               $ 1,957,316

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     These options were collateralized by stock with a market value of $8,373,969 at December 31, 1999.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          NOTE 6. ACCOUNTING STANDARDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, which is effective for all fiscal years beginning after June 15, 2000. Under SFAS 133, certain contracts that were not formerly considered derivatives may now meet the definition of a derivative. Separate Account (B) intends to adopt SFAS 133 effective January 1, 2001. Management has not yet evaluated the impact of the adoption of this standard on the Separate Account (B) financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          INDEPENDENT AUDITORS REPORT
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Committee Members and the Participants of
Continental Assurance Company Separate Account (B)

     We have audited the accompanying statement of assets and liabilities of Continental Assurance Company Separate Account (B) ("Separate Account") (a separate account of Continental Assurance Company, which is an affiliate of CNA Financial Corporation, an affiliate of Loews Corporation), including the schedule of investments, as of December 31, 1999, and the related statements of operations for the year then ended, the statement of changes in participants' equity for each of the two years in the period then ended, and the financial highlights (shown on page three) for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Continental Assurance Company Separate Account (B) as of December 31, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Chicago, Illinois
February 18, 2000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF IMPACT OF YEAR 2000 ON SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Separate Account(B) does not maintain any systems instead it relies on the systems of CNA and the systems of other business partners.

     CNA believes that it has successfully resolved the Year 2000 issue. There were no problems observed that would affect the normal processing of CNA business. No significant processing or other computer problems related to Year 2000 have arisen at CNA nor in any of the systems of Separate Account (B) business partners. Going forward, CNA does not expect any Year 2000 systems processing problems that would have a material impact on the results of operations or equity of CNA or of Separate Account (B).

--------------------------------------------------------------------------------